Partners' Capital	12 Months Ended
Dec. 31, 2013
Partners' Capital Notes [Abstract]
Unit Transactions Disclosure [Text Block]
Note 13 – Partners’ Capital
At December 31, 2013 and 2012, the public held 36 percent and 30 percent, respectively, of our total units outstanding, and affiliates of Williams held the remaining units. Transactions which occurred during 2013 and 2012 are summarized below.
In March 2013, we completed an equity issuance of 14,250,000 common units, including 3,000,000 common units sold to Williams in a private placement. Subsequently, the underwriters exercised their option to purchase an additional 1,687,500 common units. The net proceeds of approximately $760 million were used to repay amounts outstanding under our credit facility.
In August 2013, we completed an equity issuance of 21,500,000 common units. Subsequently, the underwriters exercised their option to purchase an additional 3,225,000 common units. The net proceeds of approximately $1.2 billion were used to repay amounts outstanding under our commercial paper program, to fund capital expenditures and for general partnership purposes.
In January 2012, we issued 7,000,000 common units. The net proceeds of approximately $426 million were used to fund capital expenditures and for other partnership purposes.
In February 2012, we closed the Laser Acquisition. In connection with this transaction, we issued 7,531,381 of our common units. (See Note 2 – Acquisitions, Goodwill, and Other Intangible Assets.)
In February 2012, the underwriters exercised their option to purchase an additional 1,050,000 common units pursuant to our common unit offering in January 2012. The net proceeds of approximately $64 million were used for general partnership purposes.
In April 2012, we issued 10,000,000 common units. Subsequently, the underwriters exercised their option to purchase an additional 973,368 common units. The net proceeds of approximately $581 million were used for general partnership purposes, including the funding of a portion of the cash purchase price of the Caiman Acquisition. (See Note 2 – Acquisitions, Goodwill, and Other Intangible Assets.) We also used $1 billion in proceeds from an April 2012 sale of 16,360,133 common units to Williams to partially fund the Caiman Acquisition.
In April 2012, we closed the Caiman Acquisition. In connection with this transaction, we issued 11,779,296 of our common units. (See Note 2 – Acquisitions, Goodwill, and Other Intangible Assets.)
In June 2012, we acquired a 1 percent interest in Gulfstream from a subsidiary of Williams. In connection with this transaction, we issued 238,050 of our common units. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
In August 2012, we completed an equity issuance of 8,500,000 common units. Subsequently, the underwriters exercised their option to purchase an additional 1,275,000 common units. The net proceeds of approximately $488 million were used to repay amounts outstanding under our revolving credit facility and for general partnership purposes.
In November 2012, we closed the Geismar Acquisition with Williams. In connection with this transaction, we issued 42,778,812 of our common units. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
Limited Partners’ Rights
Significant rights of the limited partners include the following:

•	Right to receive distributions of available cash within 45 days after the end of each quarter.

•	No limited partner shall have any management control over our business and affairs; the general partner shall conduct, direct and manage our activities.

•
The general partner may be removed if such removal is approved by the unitholders holding at least 66 2/3 percent of the outstanding units voting as a single class, including units held by our general partner and its affiliates.

Incentive Distribution Rights
Our general partner is entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98	2
Above $0.4025 up to $0.4375	85	15
Above $0.4375 up to $0.5250	75	25
Above $0.5250	50	50

See Note 4 – Allocation of Net Income and Distributions for information regarding IDR waivers.
In the event of liquidation, all property and cash in excess of that required to discharge all liabilities will be distributed to the unitholders and our general partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of our assets in liquidation.
Issuances of Additional Partnership Securities
Our partnership agreement allows us to issue additional partnership securities for any partnership purpose at any time and from time to time for consideration and on terms and conditions as our general partner determines, all without the approval of any limited partners.